UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	   November 14, 2003

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:   	6
Form 13F Information Table Value Total:	$167,925


FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
CANADIAN NAT RES LTD	        COM 	136385101    7400	     179,600    SOLE     179,600
MURPHY OIL CORP			  COM       626717102 	10311      175,500    SOLE     175,500
NOBLE CORPORATION               COM       G65422100    1054       31,000    SOLE      31,000
SUNCOR ENERGY INC               COM       867229106    5101      275,000    SOLE     275,000
TALISMAN ENERGY INC             COM       87425E103   93540    1,971,759    SOLE   1,971,759
TESCO CORP                      COM       88157K101   50519    6,213,850    SOLE   6,213,850
